EMPLOYEE SEVERANCE BENEFITS	12 Months Ended
Dec. 31, 2014
EMPLOYEE SEVERANCE BENEFITS [Abstract]
EMPLOYEE SEVERANCE BENEFITS

NOTE 9:-      EMPLOYEE SEVERANCE BENEFITS

Under Israeli law and labor agreements, the Parent is required to make severance and pension payments to retired or dismissed employees and to employees leaving employment in certain other circumstances.

a.        The Parent has an approval from the Israeli Ministry of Labor and Social Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the current deposits in the pension fund and/or with the insurance company exempt it from any additional severance obligations to the employees for whom such depository payments were made.

b.      The Parent's employees participate in a pension plan or individual insurance policies are purchased for them. The Parent's liability for severance obligations for the employees employed for one year or more is discharged by making regular deposits with a pension fund or the insurance policies. Under Israeli law, there is no liability for severance pay in respect of employees who have not completed one year of employment. The amount deposited with the pension fund or the insurance policies is based on salary components as prescribed in the employment agreement. The custody and management of the amounts so deposited are independent of the Parent and accordingly, such amounts funded and related liabilities are not reflected in the balance sheet.

For the non-management employees, the Parent deposits 72% of its liability for severance obligations with a pension fund for such employees, and upon completion of one year of employment with the Parent, it makes a one-time deposit with the pension fund for the remaining balance.

In 2011, the Parent made a transfer of funds from a central severance fund to individual funds in the name of the employees for the unfunded liability in respect of the employees, which pursuant to Section 14 of the Israeli Severance Pay Law, it discharged its liability in respect of such employees' severance pay. As a result, the balance of assets held for employees severance pay was reduced, and the liability was reduced accordingly.

c.        Kubatronik owns an insurance policy and makes regular deposits with an insurance company for securing pension rights on behalf of one of its former employees.  Such amounts deposited and the related liabilities are reflected in the consolidated balance sheet.

In respect of its other employees, Kubatronik does not make any deposits for pension or retirement rights, since such deposits are not required under German law.

d.     Total liability for employees' severance benefits as at December 31, 2014 amounted to $ 617. The current portion amounting to $ (84) is recorded in the short-term liabilities.

Expenses recorded in respect of the unfunded liability for employee severance payments for the years ended December 31, 2014, 2013, and 2012 were $ 284, $ 231 and $ 57, respectively.